Expected credit loss measurement - ECL for the period (Narrative) (Detail 1) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	$ (16)	$ (38)	$ (7)	$ (54)	$ (25)
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release				(20)	10
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release				(26)	(57)
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release				0	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release				(8)	24
Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release				$ 0	$ (2)
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	10
Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	(26)
Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss (expense) / release	$ (21)